Loss Per Share - Summary of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Loss for the year	$ (551,731)	$ (513,580)	$ (101,504)
Weighted average number of ordinary shares outstanding basic (in shares)	227,256,469	197,721,710	110,673,309
Weighted average number of ordinary shares outstanding diluted (in shares)	227,256,469	197,721,710	110,673,309
Basic loss per share (in dollars per share)	$ (2.43)	$ (2.60)	$ (0.92)
Diluted loss per share (in dollars per share)	$ (2.43)	$ (2.60)	$ (0.92)